Share Capital (Schedule Of Outstanding And Exercisable Options By Exercise Price Range) (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	16,176,212	23,449,062	16,712,070
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 8 months 5 days
Options Outstanding, Weighted Average Exercise Price Per Share	15.58	13.83	9.45
Options Exercisable, Number Exercisable	12,155,966
Options Exercisable, Weighted Average Exercise Price	14.98
$2.82 to $7.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	2.82
Range of Exercise Prices, upper limit	7.03
Options Outstanding, Number Outstanding	1,147,669
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 18 days
Options Outstanding, Weighted Average Exercise Price Per Share	3.58
Options Exercisable, Number Exercisable	1,147,669
Options Exercisable, Weighted Average Exercise Price	3.58
$7.04 to $8.20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	7.04
Range of Exercise Prices, upper limit	8.20
Options Outstanding, Number Outstanding	2,662,094
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 11 months 9 days
Options Outstanding, Weighted Average Exercise Price Per Share	8.12
Options Exercisable, Number Exercisable	1,619,732
Options Exercisable, Weighted Average Exercise Price	8.20
$8.21 to $12.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	8.21
Range of Exercise Prices, upper limit	12.62
Options Outstanding, Number Outstanding	2,349,835
Options Outstanding, Weighted Average Remaining Life (in years)	1 year 7 months 10 days
Options Outstanding, Weighted Average Exercise Price Per Share	9.09
Options Exercisable, Number Exercisable	2,011,314
Options Exercisable, Weighted Average Exercise Price	9.04
$12.63 to $17.70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	12.63
Range of Exercise Prices, upper limit	17.70
Options Outstanding, Number Outstanding	3,412,349
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 9 months 18 days
Options Outstanding, Weighted Average Exercise Price Per Share	14.33
Options Exercisable, Number Exercisable	2,880,952
Options Exercisable, Weighted Average Exercise Price	14.23
$17.71 to $27.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	17.71
Range of Exercise Prices, upper limit	27.83
Options Outstanding, Number Outstanding	6,604,265
Options Outstanding, Weighted Average Remaining Life (in years)	4 years 4 months 10 days
Options Outstanding, Weighted Average Exercise Price Per Share	23.62
Options Exercisable, Number Exercisable	4,496,299
Options Exercisable, Weighted Average Exercise Price	23.46